Cover Page	Sep. 01, 2020	Jul. 20, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date	Sep. 01, 2020
Entity Registrant Name		VISA INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-33977
Entity Tax Identification Number		26-0267673
Entity Address, Address Line One		P.O. Box 8999
Entity Address, City or Town		San Francisco,
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		94128-8999
City Area Code		650
Local Phone Number		432-3200
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Class A common stock, par value $0.0001 per share
Trading Symbol		V
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Entity Central Index Key		0001403161
Amendment Flag		false